MATERIALS HELD FOR RESEARCH AND DEVELOPMENT WITH ALTERNATIVE FUTURE ALTERNATIVE USE (Details Narrative) - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
MATERIALS HELD FOR RESEARCH AND DEVELOPMENT WITH ALTERNATIVE FUTURE ALTERNATIVE USE (Details Narrative)
Amount capitalized for development	$ 234,334	$ 58,010	$ 788,412